As filed with the Securities and Exchange Commission on April 4, 2000.
                    Registration Nos. 033-54642 and 811-07342


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                ----------------
                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 73


                                       and


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 74


                         J.P. MORGAN INSTITUTIONAL FUNDS
                     (formerly The JPM Institutional Funds)
               (Exact Name of Registrant as Specified in Charter)

            60 State Street, Suite 1300, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (617) 557-0700

                Margaret W. Chambers, c/o Funds Distributor, Inc.
            60 State Street, Suite 1300, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                           Copy to:         John E. Baumgardner, Jr., Esq.
                                            Sullivan & Cromwell
                                            125 Broad Street
                                            New York, New York 10004

It is proposed that this filing will become effective (check appropriate box):


[x] Immediately upon filing pursuant to paragraph (b) [ ] on [ date ] pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(i) [ ] on
(date) pursuant to paragraph (a)(i) [ ] 75 days after filing pursuant to paragraph (a)(ii) [ ] on (date) pursuant to paragraph (a)(ii) of Rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE


     This post-effective amendment No. 73 to the registration statement of J.P. Morgan Institutional Funds (the "Registrant") on Form N-1A is being filed solely to file the Codes of Ethics for J.P. Morgan Investment Management Inc. and Funds Distributor, Inc. as exhibits.

PART A.  PROSPECTUS

ITEMS 1-9

         Part A is incorporated by reference to the Part A of Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A, filed on April 3, 2000 pursuant to Rule 485(b) under the Securities Act of 1933.


PART B.  STATEMENT OF ADDITIONAL INFORMATION

Items 10-22

         Part B is incorporated by reference to the Part B of Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A, filed on April 3, 2000 pursuant to Rule 485(b) under the Securities Act of 1933.


PART C.  OTHER INFORMATION

ITEM 23.  EXHIBITS.

     (a) Declaration of Trust, as amended, was filed as Exhibit No. 1 to Post-Effective Amendment No. 25 to the Registration Statement filed on September 26, 1996 (Accession Number 0000912057-96-021281).

     (a)1 Amendment No. 5 to Declaration of Trust; Amendment and Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial
     Interest. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

     (a)2 Amendment No. 6 to Declaration of Trust; Amendment and Sixth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(b) to Post-Effective Amendment No. 31 to the Registration Statement on February 28, 1997 (Accession Number 0001016964-97-000041).

     (a)3 Amendment No. 7 to Declaration of Trust; Amendment and Seventh Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(c) to Post-Effective Amendment No. 32 to the Registration Statement on April 15, 1997 (Accession Number 0001016964-97-000053).

     (a)4 Amendment No. 8 to Declaration of Trust; Amendment and Eighth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(d) to Post-Effective Amendment No. 40 to the Registration Statement on October 9, 1997 (Accession Number 0001016964-97-000158).

     (a)5 Amendment No. 9 to Declaration of Trust; Amendment and Ninth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(e) to Post-Effective Amendment No. 50 to the Registration Statement on December 29, 1997 (Accession Number 0001041455-97-000014).

     (a)6 Amendment No. 10 to Declaration of Trust; Amendment and Tenth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest and change voting procedures to dollar-based voting was filed as Exhibit No. (a)6 to Post-Effective Amendment No. 60 to the Registration Statement on December 31, 1998(Accession Number 0001041455-98-000097).

     (a)7 Amendment No. 11 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registration Statement filed on April 29, 1999 (Accession Number 00001041455-99-000041).

     (a)8 Amendment No. 12 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 72 to the Registration Statement filed on April 3, 2000 (Accession Number 0001041455-00-000084).

     (b) Restated By-Laws of Registrant. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

     (b)(1) Amendment to Restated By-laws of Registrant. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registration Statement filed on February 28, 2000 (Accession Number 0001041455-00-000056).

     (e) Distribution Agreement between Registrant and Funds Distributor, Inc. ("FDI"). Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

     (g)1 Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street"). Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

     (g)2 Custodian Contract between Registrant and The Bank of New York. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registration Statement filed on February 28, 2000 (Accession Number 0001041455-00-000056).

     (h)1 Co-Administration Agreement between Registrant and FDI. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

     (h)2 Restated Shareholder Servicing Agreement between Registrant and Morgan Guaranty Trust Company of New York ("Morgan Guaranty") filed as Exhibit (h)2 to Post Effective Amendment No. 54 to the Registration Statement on August 25, 1998 (Accession No. 0001041455-98-000053).

     (h)3 Transfer Agency and Service Agreement between Registrant and State Street. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

     (h)4 Restated Administrative Services Agreement between Registrant and Morgan Guaranty. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

     (h)5 Fund Services Agreement, as amended, between Registrant and Pierpont Group, Inc. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

     (h)6 Service Plan with respect to Registrant's Service Money Market Funds. Incorporated herein by reference to Post-Effective Amendment No. 33 to
the   Registration   Statement  filed  on  April  30,  1997  (Accession   Number
00001016964-97-000059).

     (h)7 Amended Service Plan with respect to Registrant's Disciplined Equity - Advisor Series and Direct Prime Money Market Funds. Incorporated herein by reference to Post-Effective Amendment No. 72 to the Registration Statement filed on April 3, 2000 (Accession Number 0001041455-00-000084).

     (i) Opinion and consent of Sullivan & Cromwell. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

     (j) Consent of independent accountants. Incorporated herein by reference to Post-Effective Amendment No. 72 to the Registration Statement filed on April 3, 2000 (Accession Number 0001041455-00-000084).

     (l) Purchase agreements with respect to Registrant's initial shares. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

     (n) Financial Data Schedules (not required).

     (p)(1)  Code of  Ethics  for the  Master  Portfolios  and the  J.P.  Morgan
Institutional Funds. Incorporated herein by reference to Post-Effective Amendment No. 72 to the Registration Statement filed on April 3, 2000 (Accession Number 0001041455-00-000084).

     (p)(2) Code of Ethics for J.P. Morgan Investment Management Inc. (filed herewith)

         (p)(3) Code of Ethics for Funds Distributor Inc. (filed herewith).


-------------------------


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

     Not applicable.

ITEM 25.  INDEMNIFICATION.

Reference  is made to  Section  5.3 of  Registrant's  Declaration  of Trust  and
Section 5 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Not Applicable.

ITEM 27.  PRINCIPAL UNDERWRITERS.

     (a)  Funds   Distributor,   Inc.  (the   "Distributor")  is  the  principal
underwriter of the Registrant's shares.

     Funds Distributor, Inc. acts as principal underwriter for the following investment companies other than the Registrant:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
BJB Investment Funds
The Brinson Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Equity Funds, Inc.
Founders Funds, Inc.
Harris Insight Funds Trust
HT Insight Funds, Inc. d/b/a Harris Insight Funds
J.P. Morgan Funds
J.P. Morgan Series Trust
J.P. Morgan Series Trust II
LaSalle Partners Funds, Inc.
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
Orbitex Group of Funds
St. Clair Funds, Inc.
The Skyline Funds
Waterhouse Investors Family of Funds, Inc.
WEBS Index Fund, Inc.

     Funds Distributor, Inc. does not act as depositor or investment adviser to any of the investment companies.

     Funds Distributor, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor, Inc. is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. Funds Distributor, Inc. is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

     (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.:


Director, President and Chief Executive Officer:   Marie E. Connolly
Executive Vice President:                          George Rio
Executive Vice President:                          Donald R. Roberson
Executive Vice President:                          William S. Nichols
Director, Senior Vice President, Treasurer and
  Chief Financial Officer:                         Joseph F. Tower, III
Senior Vice President, General Counsel, Chief
  Compliance Officer, Secretary and Clerk          Margaret M. Chambers
Senior Vice President:                             Paula R. David
Senior Vice President:                             Judith K. Benson
Senior Vice President:                             Gary S. MacDonald
Director, Chairman of the Board, Executive
   Vice President                                  William J. Nutt

(c) Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

     PIERPONT GROUP, INC.: 461 Fifth Avenue, New York, New York 10017 (records relating to its assisting the Trustees in carrying out their duties in supervising the Registrant's affairs).

MORGAN GUARANTY TRUST COMPANY OF NEW YORK: 60 Wall Street, New York, New York 10260-0060, 522 Fifth Avenue, New York, New York 10036 or 9 West 57th Street, New York, New York 10019 (records relating to its functions as shareholder servicing agent and administrative services agent).

STATE  STREET  BANK AND  TRUST  COMPANY:  1776  Heritage  Drive,  North  Quincy,
Massachusetts 02171 and 40 King Street West, Toronto, Ontario, Canada M5H 3Y8 (records relating to its functions as fund accountant, custodian, transfer agent and dividend disbursing agent).

     THE BANK OF NEW YORK: 1 Wall Street New York, New York 10086, (records relating to its functions as fund accountant and custodian).

FUNDS DISTRIBUTOR, INC.: 60 State Street, Suite 1300, Boston, Massachusetts 02109 (records relating to its functions as distributor and co-administrator).

ITEM 29.  MANAGEMENT SERVICES.

Not Applicable.

ITEM 30.  UNDERTAKINGS.

(a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

(b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the State of Massachusetts on the 4th day of April, 2000.

     J.P. MORGAN  INSTITUTIONAL  FUNDS,



By    /s/ Stephanie D. Pierce
      ----------------------------
      Stephanie D. Pierce
      Vice President and Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 4, 2000.


George Rio*
------------------------------
George Rio
President and Treasurer

Matthew Healey*
-----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer)

Frederick S. Addy*
------------------------------
Frederick S. Addy
Trustee

William G. Burns*
------------------------------
William G. Burns
Trustee

Arthur C. Eschenlauer*
------------------------------
Arthur C. Eschenlauer
Trustee

Michael P. Mallardi*
------------------------------
Michael P. Mallardi
Trustee


*By      /s/ Stephanie D. Pierce
         ----------------------------
            Stephanie D. Pierce
         as attorney-in-fact pursuant to a power of attorney.

                                INDEX TO EXHIBITS

Exhibit No.       Description of Exhibit
-------------    ------------------------
EX-99.(p)(2)     Code of Ethics for J.P. Morgan Investment Management Inc.
EX-99.(p)(3)     Code of Ethics for J.P. Morgan Investment Management Inc.